UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.6%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
November 20, 2037	$13,840,682	$14,709,118
6s, with due dates from October 15, 2023 to
January 15, 2029	100,739	106,935
4 1/2s, TBA, July 1, 2039	52,000,000	51,886,250
		66,702,303

U.S. Government Agency Mortgage Obligations (17.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,450,631	1,600,331
6s, September 1, 2021	45,550	48,342
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	594,478	627,547
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	2,720,989	2,718,035
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036	2,906,374	3,169,011
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037	2,250,326	2,402,627
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	153,318	164,479
6 1/2s, TBA, July 1, 2039	14,000,000	14,903,437
6s, with due dates from August 1, 2037 to
November 1, 2037	44,571	46,711
6s, with due dates from July 1, 2011 to August 1, 2022	7,424,517	7,869,021
5 1/2s, with due dates from November 1, 2036 to
April 1, 2038	28,238,612	29,216,649
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,536,427	1,622,190
5 1/2s, TBA, July 1, 2039	1,000,000	1,032,031
5s, with due dates from January 1, 2038 to
February 1, 2038	362,874	369,962
5s, March 1, 2021	73,272	76,406
5s, TBA, July 1, 2039	3,000,000	3,053,906
4 1/2s, with due dates from June 1, 2037 to
March 1, 2039	3,414,288	3,411,071
4 1/2s, TBA, August 1, 2039	16,000,000	15,900,626
4 1/2s, TBA, July 1, 2039	32,000,000	31,920,000
4s, with due dates from May 1, 2019 to
September 1, 2020	661,310	676,421
		120,828,803

Total U.S. government and agency mortgage obligations (cost $184,908,786)		$187,531,106

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.1%)(a)
	Principal amount	Value

Fannie Mae
4 1/4s, August 15, 2010	$13,700,000	$14,239,105
5s, July 1, 2035 (i)	14,896,701	15,303,083
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,639,830
6 3/4s, March 15, 2031	1,500,000	1,865,649
6 5/8s, September 15, 2009	29,420,000	29,807,261

Total U.S. government agency obligations (cost $68,705,173)		$69,854,928

U.S. TREASURY OBLIGATIONS (26.9%)(a)
	Principal amount	Value

U.S. Treasury Bonds
8.13s, August 15, 2019 (i)	$1,900,000	$2,668,759
8s, November 15, 2021	16,475,000	22,748,370
7 1/2s, November 15, 2016	10,948,000	13,978,372
6 1/4s, May 15, 2030	10,723,000	13,603,131
6s, February 15, 2026	47,270,000	57,041,598
U.S. Treasury Notes
4 3/4s, January 31, 2012 (i)	52,000	57,549
4.38s, December 15, 2010 (i)	1,458,000	1,537,621
4 1/4s, August 15, 2013	29,441,000	31,842,282
4 1/4s, September 30, 2012	17,438,000	18,819,417
4s, February 15, 2015	14,300,000	15,197,660
3 5/8s, October 31, 2009 (i)	5,732,000	5,797,402
2 1/8s, January 31, 2010 (i)	2,994,000	3,054,359

Total U.S. treasury obligations (cost $167,518,117)		$186,346,520

MORTGAGE-BACKED SECURITIES (30.1%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$316,000	$285,380

Ser. 04-3, Class A5, 5.557s, 2039	180,000	164,637
Ser. 05-6, Class A2, 5.165s, 2047	809,000	768,904
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	10,567,401	28,895
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.336s, 2037	1,548,017	156,938
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	4,977,544	429,064
Ser. 06-R1, Class AS, IO, 5.572s, 2036	1,456,261	125,786
Ser. 05-R3, Class AS, IO, 5.524s, 2035	2,133,727	173,259
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	13,721,483	1,114,184
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.004s, 2039	432,000	399,318
Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036	94,376	149,494
IFB Ser. 07-75, Class JS, 49.85s, 2037	317,998	484,089
IFB Ser. 07-80, Class AS, 46.85s, 2037	263,620	399,357
IFB Ser. 06-62, Class PS, 38.018s, 2036	635,522	878,975
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	498,443	618,893
IFB Ser. 07-30, Class FS, 28.374s, 2037	405,975	522,621
IFB Ser. 06-49, Class SE, 27.745s, 2036	712,433	938,403
IFB Ser. 05-25, Class PS, 26.78s, 2035	77,012	97,176
IFB Ser. 06-115, Class ES, 25.305s, 2036	375,532	485,770
IFB Ser. 05-115, Class NQ, 23.761s, 2036	276,840	324,052
IFB Ser. 05-74, Class CP, 23.6s, 2035	974,641	1,181,296
IFB Ser. 06-8, Class HP, 23.416s, 2036	795,729	1,003,984
IFB Ser. 05-99, Class SA, 23.416s, 2035	565,375	702,880
IFB Ser. 05-106, Class JC, 19.151s, 2035	587,033	691,893
IFB Ser. 05-83, Class QP, 16.578s, 2034	407,357	444,393
FRB Ser. 03-W6, Class PT1, 10.262s, 2042	1,749,262	1,997,439
Ser. 02-T4, Class A4, 9 1/2s, 2041	28,409	32,298
Ser. 04-T3, Class PT1, 8.888s, 2044	48,048	51,982
Ser. 02-26, Class A2, 7 1/2s, 2048	78,861	85,023
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	975,780	1,054,453
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	44,495	48,083
Ser. 03-W1, Class 2A, 7 1/2s, 2042	161,317	174,324
Ser. 02-T19, Class A3, 7 1/2s, 2042	134,456	145,296
Ser. 02-T12, Class A3, 7 1/2s, 2042	39,104	42,257
Ser. 02-14, Class A2, 7 1/2s, 2042	129,618	140,068
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,357,857	1,467,334
Ser. 02-T4, Class A3, 7 1/2s, 2041	720,645	778,747
Ser. 01-T12, Class A2, 7 1/2s, 2041	741,115	800,867
Ser. 01-T3, Class A1, 7 1/2s, 2040	43,915	47,455
Ser. 01-T1, Class A1, 7 1/2s, 2040	17,762	19,195
Ser. 99-T2, Class A1, 7 1/2s, 2039	110,277	120,271
Ser. 386, Class 26, IO, 7 1/2s, 2038	71,843	9,218
Ser. 383, Class 88, IO, 7 1/2s, 2037	78,725	11,722
Ser. 383, Class 89, IO, 7 1/2s, 2037	63,894	9,695
Ser. 383, Class 87, IO, 7 1/2s, 2037	98,454	13,017
Ser. 02-33, Class A2, 7 1/2s, 2032	771,403	833,597
Ser. 02-T1, Class A3, 7 1/2s, 2031	672,443	726,659
Ser. 00-T6, Class A1, 7 1/2s, 2030	929,565	1,004,511
Ser. 01-T4, Class A1, 7 1/2s, 2028	82,074	88,691
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	593,777	62,232
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038	245,237	30,927
Ser. 02-26, Class A1, 7s, 2048	1,149,720	1,230,201
Ser. 04-W12, Class 1A3, 7s, 2044	552,543	596,747
Ser. 04-T3, Class 1A3, 7s, 2044	1,283,710	1,373,570
Ser. 04-T2, Class 1A3, 7s, 2043	397,081	424,877
Ser. 03-W8, Class 2A, 7s, 2042	4,162,118	4,474,277
Ser. 03-W3, Class 1A2, 7s, 2042	406,543	435,001
Ser. 02-T16, Class A2, 7s, 2042	2,784,221	2,979,116
Ser. 02-T19, Class A2, 7s, 2042	1,782,027	1,906,769
Ser. 02-14, Class A1, 7s, 2042	1,136,961	1,216,549
Ser. 01-T10, Class A1, 7s, 2041	752,400	805,068
Ser. 02-T4, Class A2, 7s, 2041	1,976,480	2,114,833
Ser. 01-W3, Class A, 7s, 2041	324,826	347,564
Ser. 386, Class 24, IO, 7s, 2038	79,170	10,176
Ser. 386, Class 25, IO, 7s, 2038	78,250	9,827
Ser. 386, Class 22, IO, 7s, 2038	85,998	10,882
Ser. 386, Class 21, IO, 7s, 2037	98,442	12,690
Ser. 386, Class 23, IO, 7s, 2037	96,046	12,341
Ser. 383, Class 84, IO, 7s, 2037	90,048	11,552
Ser. 383, Class 85, IO, 7s, 2037	78,193	10,159
Ser. 383, Class 79, IO, 7s, 2037	88,920	10,542
Ser. 383, Class 80, IO, 7s, 2037	200,263	25,770
Ser. 383, Class 81, IO, 7s, 2037	107,821	13,138
Ser. 383, Class 82, IO, 7s, 2037	107,936	13,764
Ser. 383, Class 83, IO, 7s, 2037	91,491	11,712
Ser. 05-W4, Class 1A3, 7s, 2035	133,402	142,740
Ser. 04-W1, Class 2A2, 7s, 2033	3,033,940	3,263,382
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	900,246	87,925
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	3,245,873	316,562
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	1,080,061	105,336
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037	1,547,714	170,422
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036	647,805	73,651
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036	3,116,056	437,747
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	1,698,513	189,724
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	2,063,798	250,478
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	467,663	55,773
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	386,134	45,188
IFB Ser. 03-122, Class SA, IO, 6.786s, 2028	1,684,045	133,548
IFB Ser. 03-130, Class BS, IO, 6.736s, 2033	113,242	11,890
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	16,352,515	1,772,365
IFB Ser. 03-34, Class WS, IO, 6.686s, 2029	107,340	9,624
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038	1,970,208	180,437
Ser. 386, Class 19, IO, 6 1/2s, 2038	90,384	12,425
Ser. 386, Class 17, IO, 6 1/2s, 2037	139,306	19,393
Ser. 386, Class 16, IO, 6 1/2s, 2037	95,300	13,276

Ser. 383, Class 62, IO, 6 1/2s, 2037	126,376	17,750
Ser. 383, Class 69, IO, 6 1/2s, 2037	82,208	10,696
Ser. 383, Class 63, IO, 6 1/2s, 2037	100,288	14,256
Ser. 383, Class 64, IO, 6 1/2s, 2037	181,943	25,202
Ser. 383, Class 67, IO, 6 1/2s, 2037	97,315	13,649
Ser. 383, Class 58, IO, 6 1/2s, 2037	206,438	27,865
Ser. 383, Class 59, IO, 6 1/2s, 2037	133,964	18,821
Ser. 383, Class 61, IO, 6 1/2s, 2037	104,808	14,710
Ser. 383, Class 65, IO, 6 1/2s, 2037	126,574	17,780
Ser. 383, Class 66, IO, 6 1/2s, 2037	131,171	18,653
Ser. 383, Class 77, IO, 6 1/2s, 2037	78,757	11,061
Ser. 383, Class 78, IO, 6 1/2s, 2037	78,920	9,848
Ser. 381, Class 14, IO, 6 1/2s, 2037	148,643	20,067
Ser. 381, Class 15, IO, 6 1/2s, 2037	74,962	9,648
Ser. 383, Class 73, IO, 6 1/2s, 2037	172,194	23,991
Ser. 383, Class 76, IO, 6 1/2s, 2037	104,949	14,107
Ser. 383, Class 74, IO, 6 1/2s, 2037	142,630	20,069
Ser. 383, Class 71, IO, 6 1/2s, 2036	110,015	15,132
Ser. 383, Class 75, IO, 6 1/2s, 2036	89,202	12,265
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	729,503	72,640
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	812,430	83,968
IFB Ser. 07-30, Class WI, IO, 6.446s, 2037	1,488,309	143,890
IFB Ser. 07-58, Class SP, IO, 6.436s, 2037	775,186	87,610
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	790,095	82,627
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	896,859	74,531
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	2,028,533	211,195
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	1,737,299	157,216
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	936,177	112,230
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	421,447	37,917
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	2,109,652	282,047
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	1,787,504	193,279
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	864,937	91,943
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	4,424,058	461,872
IFB Ser. 05-45, Class EW, IO, 6.406s, 2035	459,162	46,474
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	186,063	16,720
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	2,118,027	235,703
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	2,496,248	251,622
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	899,187	105,328
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	690,707	79,759
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	1,298,823	156,694
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	2,112,438	224,975
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	408,634	44,000
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	2,019,130	229,777
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	170,244	17,305
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	933,435	83,729
IFB Ser. 04-92, Class S, IO, 6.386s, 2034	142,939	15,187
IFB Ser. 05-104, Class SI, IO, 6.386s, 2033	10,230,321	1,026,101
IFB Ser. 06-104, Class EI, IO, 6.376s, 2036	71,311	7,182
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	366,450	40,813
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	887,462	90,604
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	918,501	87,577
IFB Ser. 06-51, Class SP, IO, 6.336s, 2036	4,299,181	509,771
IFB Ser. 04-92, Class SQ, IO, 6.336s, 2034	60,343	6,197
IFB Ser. 06-115, Class EI, IO, 6.326s, 2036	4,803,067	500,436
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	683,871	75,406
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	1,027,990	95,331
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	695,750	68,462
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	567,022	53,867
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	934,377	110,133
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	3,877,265	341,228
IFB Ser. 06-116, Class S, IO, 6.286s, 2036	1,044,899	98,975
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	2,756,284	320,812
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	534,773	56,485
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	3,350,448	372,190
IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	421,715	49,845
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	708,278	80,053
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	932,623	99,933
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	3,421,951	353,826
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	1,017,641	96,951
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	445,362	41,290
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	1,445,325	142,990
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	1,504,589	194,872
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	1,382,765	120,074
IFB Ser. 06-95, Class SH, IO, 6.236s, 2036	1,204,307	104,458
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	2,074,864	246,602
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	1,286,393	109,048
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	3,110,852	270,730
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	118,898	10,609
IFB Ser. 08-21, Class NI, IO, 6.186s, 2038	2,478,797	184,533
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	3,478,259	365,323
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	3,526,014	305,379
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	3,538,083	306,425
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	1,357,336	115,238
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	403,522	40,823
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	787,886	51,640
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	1,151,231	94,182
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	1,219,795	121,484
IFB Ser. 07-30, Class OI, IO, 6.126s, 2037	3,964,049	426,291
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	961,325	82,316
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	1,250,224	102,003
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	921,693	87,281
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	921,693	87,281
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	921,693	87,281
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	921,693	87,281
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	921,693	87,281
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	1,372,264	136,329
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	957,540	74,003
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	1,219,771	139,598
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	819,021	67,790

IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	903,834	91,866
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	3,337,152	332,020
IFB Ser. 06-124, Class SC, IO, 6.066s, 2037	665,447	59,241
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	2,362,467	241,233
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	1,322,336	97,374
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	1,613,113	156,925
Ser. 383, Class 98, IO, 6s, 2022	120,168	13,350
Ser. 383, Class 99, IO, 6s, 2022	63,134	7,194
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	1,545,708	145,269
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	3,220,798	267,672
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	6,259,850	520,241
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	2,894,028	238,490
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	1,801,548	159,677
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	1,097,264	102,483
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	896,888	73,599
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	1,461,982	130,140
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	1,028,128	91,897
IFB Ser. 05-74, Class NI, IO, 5.766s, 2035 (F)	5,787,440	653,286
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	1,768,898	172,569
IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	3,705,582	391,378
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	1,023,311	86,631
Ser. 383, Class 18, IO, 5 1/2s, 2038	448,596	53,832
Ser. 383, Class 19, IO, 5 1/2s, 2038	408,180	48,982
Ser. 383, Class 25, IO, 5 1/2s, 2038	73,298	9,144
Ser. 386, Class 4, IO, 5 1/2s, 2037	103,724	13,560
Ser. 386, Class 5, IO, 5 1/2s, 2037	81,140	12,577
Ser. 383, Class 15, IO, 5 1/2s, 2037	74,580	9,200
Ser. 383, Class 6, IO, 5 1/2s, 2037	349,064	44,391
Ser. 383, Class 7, IO, 5 1/2s, 2037	344,215	41,306
Ser. 383, Class 8, IO, 5 1/2s, 2037	145,203	18,532
Ser. 383, Class 9, IO, 5 1/2s, 2037	137,587	17,519
Ser. 383, Class 20, IO, 5 1/2s, 2037	257,073	30,849
Ser. 383, Class 21, IO, 5 1/2s, 2037	242,945	29,153
Ser. 383, Class 22, IO, 5 1/2s, 2037	163,764	20,844
Ser. 383, Class 23, IO, 5 1/2s, 2037	147,259	18,727
Ser. 383, Class 24, IO, 5 1/2s, 2037	101,005	12,579
Ser. 383, Class 26, IO, 5 1/2s, 2037	79,144	10,051
Ser. 383, Class 95, IO, 5 1/2s, 2022	189,450	23,089
Ser. 383, Class 97, IO, 5 1/2s, 2022	79,280	9,794
Ser. 383, Class 94, IO, 5 1/2s, 2022	99,019	12,108
Ser. 383, Class 96, IO, 5 1/2s, 2022	102,277	12,003
Ser. 07-W1, Class 1AS, IO, 5.415s, 2046	8,279,443	672,291
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	1,481,868	114,534
Ser. 385, Class 3, IO, 5s, 2038	503,873	65,806
Ser. 383, Class 2, IO, 5s, 2037	88,487	13,212
Ser. 383, Class 92, IO, 5s, 2022	83,963	9,464
FRB Ser. 05-51, Class CF, 0.614s, 2035	60,698	60,393
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	20,332,407	328,370
Ser. 03-W10, Class 1A, IO, 0.569s, 2043	17,244,082	237,268
Ser. 01-T12, Class IO, 0.565s, 2041	2,229,641	34,309
FRB Ser. 07-95, Class A1, 0.564s, 2036	5,616,184	5,538,961
FRB Ser. 07-95, Class A2, 0.564s, 2036	35,820,000	33,760,350
FRB Ser. 07-95, Class A3, 0.564s, 2036	11,005,000	9,519,325
FRB Ser. 07-101, Class A2, 0.564s, 2036	7,365,866	7,154,097
Ser. 03-W2, Class 1, IO, 0.465s, 2042	902,590	10,751
Ser. 02-T4, IO, 0.449s, 2041	11,491,605	151,412
Ser. 01-50, Class B1, IO, 0.444s, 2041	3,945,230	50,792
Ser. 02-T1, Class IO, IO, 0.427s, 2031	2,369,752	29,352
Ser. 03-W6, Class 3, IO, 0.367s, 2042	1,513,443	15,720
Ser. 01-79, Class BI, IO, 0.325s, 2045	3,474,941	37,895
Ser. 07-64, Class LO, PO, zero %, 2037	286,742	246,606
Ser. 06-56, Class XF, zero %, 2036	67,974	61,333
Ser. 06-47, Class VO, PO, zero %, 2036	114,329	84,296
Ser. 06-37, Class ON, PO, zero %, 2036	460,118	380,934
Ser. 05-117, Class MO, PO, zero %, 2036	62,024	60,645
Ser. 05-110, Class KO, PO, zero %, 2035	96,695	82,640
Ser. 05-103, Class OA, PO, zero %, 2035	145,000	127,624
Ser. 05-63, PO, zero %, 2035	56,642	48,324
Ser. 05-50, Class LO, PO, zero %, 2035	39,436	31,184
Ser. 04-38, Class AO, PO, zero %, 2034	1,222,801	981,298
Ser. 08-37, Class DO, PO, zero %, 2033	251,694	206,195
Ser. 06-59, Class QC, PO, zero %, 2033	219,477	170,731
Ser. 04-61, Class JO, PO, zero %, 2032	256,329	233,026
Ser. 326, Class 1, PO, zero %, 2032	401,177	355,196
Ser. 318, Class 1, PO, zero %, 2032	149,996	126,108
Ser. 04-61, Class CO, PO, zero %, 2031	1,050,309	959,039
Ser. 314, Class 1, PO, zero %, 2031	714,718	612,113
FRB Ser. 07-76, Class SF, zero %, 2037	75,759	76,719
FRB Ser. 06-115, Class SN, zero %, 2036	496,615	400,335
FRB Ser. 06-104, Class EK, zero %, 2036	138,200	132,128
FRB Ser. 05-117, Class GF, zero %, 2036	98,073	95,723
FRB Ser. 05-79, Class FE, zero %, 2035	160,126	159,147
FRB Ser. 05-45, Class FG, zero %, 2035	311,541	272,479
FRB Ser. 05-51, Class FV, zero %, 2035	263,966	231,829
FRB Ser. 05-77, Class HF, zero %, 2034	140,843	136,542
FRB Ser. 05-81, Class DF, zero %, 2033	26,771	26,232
FRB Ser. 06-21, Class FH, zero %, 2033	6,736	6,669
FRB Ser. 06-1, Class HF, zero %, 2032	69,447	68,728
IFB Ser. 06-75, Class FY, zero %, 2036	137,035	138,271
IFB Ser. 06-48, Class FG, zero %, 2036	206,000	181,670
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	10,872	11,960
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	488,066	56,128
Ser. T-58, Class 4A, 7 1/2s, 2043	329,549	352,823
Ser. T-51, Class 2A, 7 1/2s, 2042	78,764	84,326
Ser. T-42, Class A5, 7 1/2s, 2042	337,630	361,475
Ser. T-60, Class 1A2, 7s, 2044	896,245	959,403
Ser. T-59, Class 1A2, 7s, 2043	1,560,587	1,670,559

Ser. T-55, Class 1A2, 7s, 2043	900,426	977,384
Freddie Mac
IFB Ser. 2979, Class AS, 23.102s, 2034	207,613	232,917
IFB Ser. 3065, Class DC, 18.902s, 2035	792,005	939,633
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	490,466	190,003
IFB Ser. 3031, Class BS, 15.927s, 2035	1,035,424	1,124,270
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	1,223,168	123,261
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	2,026,605	288,933
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	1,456,408	197,119
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	2,942,513	433,581
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	999,181	146,230
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	1,048,267	115,615
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	184,082	19,207
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	1,798,331	193,940
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	988,215	134,464
IFB Ser. 3151, Class SI, IO, 6.831s, 2036	8,130,392	1,071,560
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	2,619,393	348,155
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	718,384	82,520
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	1,074,195	79,326
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	641,519	63,710
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	736,412	61,845
IFB Ser. 3311, Class BI, IO, 6.441s, 2037	960,215	87,396
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	1,141,123	110,975
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	554,382	52,928
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	177,461	17,345
IFB Ser. 3510, Class ID, IO, 6.431s, 2037	2,014,186	194,408
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	492,205	55,448
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	2,133,000	234,142
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	775,870	76,853
IFB Ser. 3316, Class SA, IO, 6.411s, 2037	800,906	79,666
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	1,094,782	110,573
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	310,250	31,963
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	1,120,105	129,339
IFB Ser. 3107, Class DC, IO, 6.381s, 2035	9,770,432	1,119,086
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	352,305	39,498
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	431,757	41,622
IFB Ser. 3256, Class S, IO, 6.371s, 2036	1,344,589	148,443
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	726,375	86,860
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	782,353	74,474
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	948,501	91,696
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	1,428,132	133,320
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	2,671,265	282,920
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	3,557,696	399,404
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	4,553,327	469,329
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	167,693	16,954
IFB Ser. 3240, Class S, IO, 6.301s, 2036	2,681,504	279,143
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	547,757	64,713
IFB Ser. 3210, Class S, IO, 6.281s, 2036	567,164	48,629
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	139,001	16,221
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	773,053	89,685
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	1,626,319	162,202
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	1,291,085	165,895
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	1,017,746	95,557
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	1,127,341	104,613
IFB Ser. 3424, Class XI, IO, 6.251s, 2036	96,025	8,666
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	2,239,521	269,712
IFB Ser. 3153, Class QI, IO, 6.231s, 2036	3,876,434	509,587
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	95,637,959	10,894,113
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	45,967,375	5,219,260
IFB Ser. 3355, Class AI, IO, 6.181s, 2037	1,132,360	96,314
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	889,758	74,127
IFB Ser. 3349, Class AS, IO, 6.181s, 2037	6,830,827	697,233
IFB Ser. 3510, Class IA, IO, 6.181s, 2037	2,133,156	204,293
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	1,519,833	157,108
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	1,306,027	133,991
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	1,297,434	131,041
IFB Ser. 3510, Class CI, IO, 6.161s, 2037	3,229,278	326,682
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	722,607	82,087
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	2,137,508	223,599
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	842,523	95,474
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	905,122	78,280
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	1,652,885	167,336
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	3,417,959	344,062
IFB Ser. 3359, Class SN, IO, 6.101s, 2037	789,839	66,668
IFB Ser. 3012, Class UI, IO, 6.101s, 2035	1,265,488	121,635
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	1,047,949	79,687
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	1,284,518	129,767
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	1,284,518	129,767
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	1,284,518	129,767
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	1,284,518	129,767
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	1,888,580	190,792
IFB Ser. 3311, Class PI, IO, 6.091s, 2037	83,882	7,020
IFB Ser. 3510, Class AS, IO, 6.091s, 2037	4,406,576	474,707
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	1,160,264	112,089
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	1,655,026	161,495
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	707,218	61,101
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	3,090,344	296,579
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	1,046,107	92,662
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	1,550,055	141,989
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	2,520,782	233,689
IFB Ser. 3510, Class IC, IO, 5.761s, 2037	1,976,581	182,915
IFB Ser. 3012, Class IG, IO, 5.761s, 2035	4,880,721	388,242
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	1,153,697	109,447
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	2,821,613	268,481
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	681,748	59,318
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	1,339,562	90,533
IFB Ser. 248, IO, 5 1/2s, 2037	575,558	80,751
FRB Ser. 3458, Class FC, 1.02s, 2036	23,294	23,285
FRB Ser. 3069, Class DF, 0.82s, 2035	91,854	91,100

FRB Ser. 2975, Class FA, 0.769s, 2034	11,450	11,448
FRB Ser. 3006, Class FA, 0.719s, 2034	403,201	395,137
Ser. 3327, Class IF, IO, zero %, 2037	305,498	2,108
Ser. 246, PO, zero %, 2037	917,650	829,188
Ser. 3324, PO, zero %, 2037	57,391	52,324
Ser. 3439, Class AO, PO, zero %, 2037	395,451	358,595
Ser. 3391, PO, zero %, 2037	87,587	72,501
Ser. 3292, Class DO, PO, zero %, 2037	112,303	91,926
Ser. 3300, PO, zero %, 2037	546,422	469,431
Ser. 3226, Class YO, PO, zero %, 2036	216,666	214,096
Ser. 3337, Class OA, PO, zero %, 2036	23,116	21,754
Ser. 3174, PO, zero %, 2036	119,285	97,197
Ser. 3142, PO, zero %, 2036	87,770	78,195
Ser. 3097, Class OC, PO, zero %, 2036	100,000	85,151
Ser. 3106, PO, zero %, 2036	123,175	105,450
Ser. 3084, Class ON, PO, zero %, 2035	111,716	89,202
Ser. 2980, PO, zero %, 2035	45,529	39,562
Ser. 2947, Class AO, PO, zero %, 2035	43,007	35,595
Ser. 3008, PO, zero %, 2034	203,554	157,720
Ser. 2858, Class MO, PO, zero %, 2034	40,588	33,694
Ser. 2684, Class TO, PO, zero %, 2033	507,000	335,303
Ser. 2692, Class TO, PO, zero %, 2033	104,061	77,907
Ser. 2663, Class CO, PO, zero %, 2033	235,026	167,128
Ser. 2587, Class CO, PO, zero %, 2032	708,394	645,367
Ser. 201, PO, zero %, 2029	439,610	373,378
FRB Ser. 3349, Class DO, zero %, 2037	204,876	182,528
FRB Ser. 3299, Class FD, zero %, 2037	360,718	329,609
FRB Ser. 3289, Class SF, zero %, 2037	445,536	442,375
FRB Ser. 3326, Class XF, zero %, 2037	311,663	295,140
FRB Ser. 3326, Class YF, zero %, 2037	664,851	633,362
FRB Ser. 3263, Class TA, zero %, 2037	101,781	92,236
FRB Ser. 3241, Class FH, zero %, 2036	61,087	60,845
FRB Ser. 3283, Class HF, zero %, 2036	21,504	20,850
FRB Ser. 3231, Class X, zero %, 2036	132,700	131,892
FRB Ser. 3117, Class AF, zero %, 2036	71,933	65,202
FRB Ser. 3047, Class BD, zero %, 2035	133,593	121,494
FRB Ser. 3326, Class WF, zero %, 2035	1,123,667	1,002,175
FRB Ser. 3030, Class CF, zero %, 2035	320,804	254,874
FRB Ser. 3033, Class YF, zero %, 2035	215,870	198,871
FRB Ser. 3036, Class AS, zero %, 2035	79,732	64,669
FRB Ser. 3251, Class TP, zero %, 2035	174,811	166,336
FRB Ser. 2980, Class BU, zero %, 2035	64,608	64,424
FRB Ser. 2963, Class TW, zero %, 2035	157,610	145,857
FRB Ser. 2947, Class GF, zero %, 2034	128,534	115,731
FRB Ser. 3006, Class TE, zero %, 2034	127,539	132,913
Government National Mortgage Association
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	645,462	69,284
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	101,748	7,527
IFB Ser. 07-35, Class TY, IO, 6.585s, 2035	1,076,869	83,493
IFB Ser. 07-36, Class SW, IO, 6.585s, 2035	5,122,018	310,947
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	916,930	93,339
IFB Ser. 07-26, Class SL, IO, 6.482s, 2037	168,615	16,895
IFB Ser. 07-26, Class SM, IO, 6.482s, 2037	3,548,850	366,194
IFB Ser. 07-26, Class SN, IO, 6.482s, 2037	66,188	7,203
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	1,098,014	106,838
IFB Ser. 07-35, Class PY, IO, 6.432s, 2037	28,864,343	3,199,179
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037	564,387	53,559
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	130,796	10,427
IFB Ser. 04-88, Class S, IO, 6.385s, 2032	112,156	7,188
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	865,916	63,013
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	2,933,694	217,789
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	455,447	37,702
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	7,207,416	754,791
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	3,395,968	355,170
IFB Ser. 09-13, Class SD, IO, 6.232s, 2033	6,858,017	532,655
IFB Ser. 06-26, Class S, IO, 6.185s, 2036	787,313	68,645
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038	370,176	30,086
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	1,198,263	100,122
IFB Ser. 08-9, Class SK, IO, 6.165s, 2038	140,279	12,570
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	3,735,358	382,058
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	5,414,375	497,952
IFB Ser. 06-7, Class SB, IO, 6.005s, 2036	4,116,512	306,433
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036	272,293	24,037
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	726,759	73,212
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	4,056,660	354,781
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	1,163,223	92,294
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	746,869	67,652
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	723,269	61,322
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	2,100,863	179,628
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	420,027	33,849
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	1,529,067	113,402
IFB Ser. 05-17, Class S, IO, 5.865s, 2035	148,546	13,813
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	1,066,880	78,658
IFB Ser. 07-62, Class S, IO, 5.832s, 2037	164,625	14,043
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035	319,490	27,879
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	1,037,732	76,517
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034	344,534	19,097
Ser. 08-30, PO, zero %, 2038	173,347	156,967
Ser. 07-73, Class MO, PO, zero %, 2037	303,988	266,957
Ser. 07-36, Class YO, PO, zero %, 2037	247,882	205,552
Ser. 07-48, Class MO, PO, zero %, 2037	207,876	175,759
Ser. 06-36, Class MO, PO, zero %, 2036	76,504	69,845
Ser. 06-36, Class OD, PO, zero %, 2036	46,941	38,657
Ser. 07-18, PO, zero %, 2035	288,960	229,313
Ser. 07-18, Class CO, PO, zero %, 2035	402,282	343,624
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,042,695	33,844
FRB Ser. 07-73, Class KM, zero %, 2037	304,551	329,827
FRB Ser. 07-49, Class UF, zero %, 2037	55,965	54,171
FRB Ser. 07-35, Class UF, zero %, 2037	126,182	118,017

FRB Ser. 07-22, Class TA, zero %, 2037		62,678	61,831
FRB Ser. 06-56, Class YF, zero %, 2036		74,767	67,300
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038		790,000	765,147
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		361,615	335,735
Ser. 05-RP3, Class 1A3, 8s, 2035		1,053,150	956,282
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		930,477	832,466
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.878s, 2035		1,011,818	83,475
IFB Ser. 04-4, Class 1AS, IO, 5.776s, 2034		16,136,743	1,421,647
Ser. 06-RP2, Class 1AS1, IO, 5.63s, 2036		7,122,992	512,143
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035		325,627	221,427
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.424s, 2037		330,678	179,433
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051		213,000	91,444
FRB Ser. 07-LD12, Class A3, 6.188s, 2051		1,395,000	1,132,661
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		435,000	397,806
Ser. 04-C7, Class A6, 4.786s, 2029		759,000	639,997
Lehman Mortgage Trust
IFB Ser. 06-9, Class 3A2, IO, 6.916s, 2037		951,478	105,291
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037		1,106,887	121,957
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037		4,683,596	476,322
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037		2,590,623	261,394
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036		3,768,262	375,997
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036		3,563,447	355,561
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037		2,250,638	217,006
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 0.376s, 2034		638,725	2,172
Ser. 05-2, Class 7AX, IO, 0.17s, 2035		1,968,640	3,445
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		468,000	416,520
Ser. 05-HQ6, Class A4A, 4.989s, 2042		1,082,000	929,432
Ser. 04-HQ4, Class A7, 4.97s, 2040		896,000	799,859
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.691s, 2035 (F)		1,611,410	765,420
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		3,850,830	2,079,448
FRB Ser. 05-18, Class 6A1, 5.256s, 2035		432,315	272,358
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037		22,623,574	2,008,973
Ser. 07-4, Class 1A4, IO, 1s, 2037		23,705,492	702,949
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.441s, 2037		3,337,529	262,997
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.394s, 2037		323,397	289,686
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		502,000	437,473
Ser. 04-C15, Class A4, 4.803s, 2041		1,338,000	1,157,139

Total mortgage-backed securities (cost $183,865,973)			$208,483,849

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$38,533,000	$4,948,023
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	300,943
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	45,797,000	2,473,038
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	45,797,000	2,463,879

Total purchased options outstanding (cost $5,879,943)			$10,185,883

ASSET-BACKED SECURITIES (0.3%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.464s, 2036		$54,000	$14,077
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.474s, 2036		100,000	31,939
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036		15,331	7,882
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.484s, 2036		167,000	43,499
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.464s, 2036		248,000	65,366
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037		1,616,358	164,901
FRB Ser. 07-6, Class 2A1, 0.524s, 2037		521,770	160,164
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 0.504s, 2036		61,803	27,573
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.484s, 2036		2,059,377	1,251,396
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		83,000	26,279
Securitized Asset Backed Receivables, LLC FRB Ser.

07-NC2, Class A2B, 0.454s, 2037	78,000	22,161
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.474s, 2036	250,000	101,305

Total asset-backed securities (cost $3,590,862)		$1,916,542

SHORT-TERM INVESTMENTS (28.4%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund	98,015,263	$98,015,263
Interest in $262,500,000 joint triparty repurchase
agreement dated June 30, 2009 with Deutsche Bank
Securities, Inc. due July 1, 2009 -- maturity value
of $35,500,089 for an effective yield of 0.09%
(collateralized by various mortgage backed securities
with a coupon rate of 7.0% and a due date of
August 1, 2038 valued at $267,750,000)	$35,500,000	35,500,000
SSgA U.S. Government Prime Money Market Fund (i)	12,570,000	12,570,000
U.S. Treasury Cash Management Bills for an effective
yield of 0.47%, April 1, 2010 (SEG)	$3,344,000	3,332,052
U.S. Treasury Bill for an effective yield of 0.55%,
November 19, 2009 (SEG)	1,231,000	1,227,987
U.S. Treasury Bill, Zero %, November 19, 2009 (i)	17,495,000	17,477,505
Federal Home Loan Discount Note, for an effective
yield of 0.02%, July 2, 2009	20,000,000	19,999,989
Federal Home Loan Bank, for an effective yield
of 2.73%, July 14, 2009	9,000,000	8,991,127

Total short-term investments (cost $197,114,273)		$197,113,923

TOTAL INVESTMENTS

Total investments (cost $811,583,127) (b)		$861,432,751

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	715	$177,552,375	Sep-09	$(3,053,235)
Euro-Dollar 90 day (Short)	542	134,273,725	Dec-09	(3,106,749)
Euro-Dollar 90 day (Short)	34	8,400,125	Mar-10	(212,867)
U.S. Treasury Bond 20 yr (Long)	256	30,300,000	Sep-09	215,296
U.S. Treasury Note 2 yr (Short)	374	80,865,813	Sep-09	147,519
U.S. Treasury Note 5 yr (Short)	174	19,961,063	Sep-09	199,835
U.S. Treasury Note 10 yr (Long)	1,418	164,864,656	Sep-09	553,139

Total				$(5,257,062)

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $10,249,612) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	$37,302,000	Nov-09/4.4	$2,379,122
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	37,302,000	Nov-09/4.4	851,605
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	45,797,000	Jun-10/5.23	1,020,815
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	45,797,000	Jun-10/5.235	1,021,273
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	4,990,700
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	2,072,676

Total			$12,336,191

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $35,181,406) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$3,000,000	7/13/09	$2,992,500
FNMA, 5s, July 1, 2039	3,000,000	7/13/09	3,053,906
FNMA, 5 1/2s, July 1, 2039	29,000,000	7/13/09	29,928,905

Total			$35,975,311

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$51,270,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$1,185,700

169,972,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,105,232

9,563,000	23,879	10/14/38	4.25%	3 month USD-LIBOR-BBA	(185,866)

160,921,000	(146,285)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(4,724,955)

30,855,000	--	12/22/13	1.99%	3 month USD-LIBOR-BBA	1,052,917

202,364,000	--	12/22/10	3 month USD-LIBOR-BBA	1.515%	1,039,455

98,618,000	--	12/22/38	2.402%	3 month USD-LIBOR-BBA	29,760,120

8,434,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(672,406)

29,354,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,198,343

17,382,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(1,720,149)

2,824,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(340,650)

Barclays Bank PLC
43,356,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(3,772,095)

7,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(45,133)

Citibank, N.A.
130,021,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	5,412,119

73,977,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(4,623,190)

111,303,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	3,480,104

140,929,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	3,686,605

57,963,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(1,073,269)

27,039,000	--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	1,396,777

Credit Suisse International
14,618,300	--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(504,286)

45,741,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,426,233

13,867,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	512,272

100,890,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	2,621,182

145,021,000	101,740	10/31/13	3.80%	3 month USD-LIBOR-BBA	(6,801,092)

52,596,000	50,001	10/31/18	4.35%	3 month USD-LIBOR-BBA	(2,981,674)

53,550,000	(572,366)	12/10/38	2.69%	3 month USD-LIBOR-BBA	12,893,853

61,550,000	657,873	12/10/38	3 month USD-LIBOR-BBA	2.69%	(14,820,105)

23,789,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	5,867,112

254,501,000	--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	7,042,685

68,881,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	553,911

22,403,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(2,031,570)

7,930,000	--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	871,151

7,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(68,979)

7,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(45,133)

15,000,000	--	6/3/19	3 month USD-LIBOR-BBA	3.92%	261,500

27,000,000	--	6/23/19	3 month USD-LIBOR-BBA	4.054%	724,813

Deutsche Bank AG
50,530,000	--	4/21/14	2.51%	3 month USD-LIBOR-BBA	788,905

332,289,000	--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(37,982)

7,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(68,979)

7,000,000	--	6/9/19	3 month USD-LIBOR-BBA	4.195%	281,730

53,566,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	2,037,599

14,290,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,114,149)

5,984,000	5,125	11/21/10	2.25%	3 month USD-LIBOR-BBA	(96,253)

235,600,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,264,300

20,619,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,496,668)

9,399,000	--	12/24/13	2.165%	3 month USD-LIBOR-BBA	251,777

44,682,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,235,310

53,447,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(1,091,712)

85,909,000	--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(13,313,059)

50,900,000	--	1/22/14	2.055%	3 month USD-LIBOR-BBA	1,365,335

30,693,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(3,508,764)

52,341,000	--	1/30/11	1.45%	3 month USD-LIBOR-BBA	(363,869)

249,149,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	2,353,948

119,059,000	--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(8,613,410)

70,727,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(6,673,686)

198,162,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	1,862,069

49,360,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	217,862

23,892,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,913,226)

35,000,000	--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	130,023

24,000,000	--	2/9/14	2.525%	3 month USD-LIBOR-BBA	141,959

22,000,000	--	2/10/14	2.55%	3 month USD-LIBOR-BBA	105,538

3,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(68,571)

2,000,000	--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(39,906)

2,100,000	--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(35,726)

231,200,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,239,176

149,300,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	833,280

3,000,000	--	3/24/14	2.297%	3 month USD-LIBOR-BBA	60,238

381,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	6,763,147

175,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(11,253,776)

Goldman Sachs International
53,317,000	--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	2,302,632

18,381,000	--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(1,810,849)

32,753,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,591,557

JPMorgan Chase Bank, N.A.
6,966,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(1,103,036)

24,316,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(3,965,933)

53,541,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,691,429

77,430,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,371,639

85,449,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,981,645

8,000,000	--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

164,491,000	--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(337,344)

14,000,000		--	6/3/19	3 month USD-LIBOR-BBA	3.91%	232,058

33,294,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(1,554,830)

6,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	247,647

86,311,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	512,136

68,174,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	454,493

26,426,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,021,143

23,508,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	969,360

178,500,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	7,209,304

33,294,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(1,562,154)

33,475,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,024,134)

19,040,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	225,386

383,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.045%	5,334,020

23,123,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(2,456,896)

9,799,000		--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(1,180,198)

10,165,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	1,085,677

19,481,000		(564,462)	4/8/19	3 month USD-LIBOR-BBA	5.315%	2,191,021

153,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	5,232,579

97,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	560,855

199,000,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	67,094

76,750,000		--	4/3/13	3 month USD-LIBOR-BBA	1.963%	(1,403,072)

69,440,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(1,976,568)

64,540,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	192,045

53,697,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	149,407

UBS, AG
52,862,000		1,757,222	11/10/28	4.45%	3 month USD-LIBOR-BBA	(1,036,845)

194,497,000		(4,940,934)	11/10/18	3 month USD-LIBOR-BBA	4.45%	7,618,878

388,539,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	5,440,244

Total						$41,115,548

(E) See Interest rate swap contracts note regarding extended effective dates.

Key to other fixed-income security abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $693,177,228.

(b) The aggregate identified cost on a tax basis is $812,383,417, resulting in gross unrealized appreciation and depreciation of $60,545,272 and $11,495,938, respectively, or net unrealized appreciation of $49,049,334.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $63,069 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $142,223,319 and $44,208,056, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

At June 30, 2009, liquid assets totaling $278,195,086 have been designated as collateral for open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is no counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At June 30, 2009, the fund had net unrealized losses of $33,574,768 on derivative contracts subject to the Master Agreements.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$110,585,263	$(5,257,062)

Level 2	750,847,488	(7,195,954)

Level 3	--	--

Total	$861,432,751	$(12,453,016)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of June 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$ 168,008,201	$ 134,300,023

Total	$168,008,201	$134,300,023

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009